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October 2, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:      RiverSource Large Cap Series, Inc. (formerly AXP Growth Series, Inc.)
                               RiverSource Disciplined Equity Fund
                               RiverSource Growth Fund
                               RiverSource Large Cap Equity Fund
                               RiverSource Large Cap Value Fund
                  Post-Effective Amendment No. 82
                  File No. 2-38355/811-2111


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 82 (Amendment). This Amendment was filed electronically on September 27, 2006.

If you have any questions regarding this filing, please contact either Boba Selimovic at (612) 671-7449 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.